Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Options
Stock Options

5.Stock Options

The Company has adopted a stock option plan covering the issuance of up to 4,000,000 shares of Common Stock to qualified individuals. Options granted under this plan vest over four years and expire ten years from the date of the grant. The following table summarizes stock option activity for the six months ended June 30, 2023:

	Option	Weighted-Average	Weighted-Average
	Number of	Exercise	Remaining
	Shares	Price Per Share	Contractual Term
Options outstanding as of January 1, 2023	4,851,666	$1.91	8.4
Granted	89,500	1.76	—
Exercised	—	—	—
Canceled	59,675	—	—
Options outstanding as of June 30, 2023	4,881,491	$1.92	8.0
Options exercisable as of June 30, 2023	2,018,173	$1.64	6.8

Stock-based compensation expense resulting from granted stock options was $758,260 and $261,917 for the six months ended June 30, 2023 and 2022, respectively. In addition, the Company recognized $25,000 of stock-based compensation related to the restricted shares granted under a consulting agreement (see Note 3) during the six months ended June 30, 2023.

Unrecognized stock-based compensation expense related to stock options of $6,615,189 at June 30, 2023 will be recognized in future periods as the related stock options continue to vest over a weighted-average period of 3.22 years.

9.Stock Options

The Company has adopted a stock option plan covering the issuance of up to 4,000,000 shares of Common Stock to qualified individuals. Options granted under this plan vest over four years and expire ten years from the date of the grant. The following table summarizes stock option activity for the years ended December 31, 2022 and 2021:

	Option	Option	Weighted-Average
	Number of	Exercise	Exercise
	Shares	Price Per Share	Price Per Share
Options outstanding at January 1, 2021	2,709,964	$0.30 - $2.00	$1.48
Granted	335,300	$3.13 - $3.76	$3.17
Exercised	—	—	—
Canceled	(286,000)	$0.30 - $3.13	$1.70
Options outstanding at December 31, 2021	2,759,264	$0.30 - $3.76	$1.66
Granted	2,149,152	$1.67 - $5.00	$2.19
Exercised	—	—	—
Canceled	(56,750)	$0.30 - $2.00	$0.49
Options outstanding at December 31, 2022	4,851,666	$0.30 - $5.00	$1.91
Options exercisable at December 31, 2022	1,592,088	$0.30 - $3.76	$1.49

Stock-based compensation expense resulting from granted stock options was $743,274 and $205,629 for the years ended December 31, 2022 and 2021, respectively. Unrecognized stock-based compensation expense of $6,900,425 at December 31, 2022 will be recognized in future periods as the related stock options continue to vest. The weighted-average remaining contractual life of previously granted stock options was 8.40 years at December 31, 2022.

The grant-date fair values of stock options granted in 2022 and 2021 was $3.16 and $1.53, respectively, and were estimated using a Black-Scholes valuation model with the following assumptions:

	December 31,		December 31,
	2022		2021
Expected term	7.21	years	7.0	years
Volatility	27.03%		30.3%
Dividend rate	0.0%		0.0%
Discount rate	3.32%		1.2%